Trade and Other Payables - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Trade And Other Current Payables [Abstract]
Interest payable	£ 16	£ 8
Deferred income	8	19
FII GLO deferred income	£ 963	£ 963
Percentage of trade and other payables denominated in other than the functional currency of the subsidiary	5.00%	5.00%